UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-23091

Gallery Trust

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

Michael Beattie

C/O SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-832-4386

Date of fiscal year end: October 31, 2026

Date of reporting period: April 30, 2026

Item 1. Reports to Stockholders.

(a)	A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

Gallery Trust

Mondrian International Value Equity Fund

Institutional Shares - MPIEX

Semi-Annual Shareholder Report: April 30, 2026

This semi-annual shareholder report contains important information about Institutional Shares of the Mondrian International Value Equity Fund (the "Fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.mondrian.com/mutualfunds/international-value-equity-fund/. You can also request this information by contacting us at 888-832-4386.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mondrian International Value Equity Fund, Institutional Shares	$39	0.74%

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$1,085,781,026	51	$3,334,366	14%

What did the Fund invest in?

Country WeightingsFootnote Reference*

Japan
23.1%
United Kingdom
17.8%
France
15.6%
Germany
9.8%
Hong Kong
6.2%
Italy
6.0%
Spain
4.7%
Switzerland
4.7%
Australia
3.0%
Singapore
2.9%
Finland
1.9%
Netherlands
1.6%
Other Countries
1.4%

Table Summary
Value	Value
Other Countries	1.4%
Netherlands	1.6%
Finland	1.9%
Singapore	2.9%
Australia	3.0%
Switzerland	4.7%
Spain	4.7%
Italy	6.0%
Hong Kong	6.2%
Germany	9.8%
France	15.6%
United Kingdom	17.8%
Japan	23.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
Panasonic Holdings Corp	3.7%
Nestle SA	3.2%
Allianz SE	3.1%
Banco Santander SA	3.0%
Lloyds Banking Group PLC	2.9%
United Overseas Bank Ltd	2.9%
Sanofi SA	2.9%
CK Hutchison Holdings Ltd	2.8%
Sony Group Corp	2.7%
Deutsche Post AG	2.6%

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  888-832-4386

  https://www.mondrian.com/mutualfunds/international-value-equity-fund/

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 888-832-4386 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

MPIEX-SAR-2026

Gallery Trust

Mondrian Emerging Markets Value Equity Fund

Institutional Shares - MPEMX

Semi-Annual Shareholder Report: April 30, 2026

This semi-annual shareholder report contains important information about Institutional Shares of the Mondrian Emerging Markets Value Equity Fund (the "Fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.mondrian.com/mutualfunds/emerging-markets-value-equity-fund/. You can also request this information by contacting us at 888-832-4386.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mondrian Emerging Markets Value Equity Fund, Institutional Shares	$48	0.92%

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$22,015,442	60	$26,321	17%

What did the Fund invest in?

Country WeightingsFootnote Reference*

China
25.3%
Taiwan
19.1%
South Korea
14.1%
Brazil
8.3%
India
8.3%
Mexico
3.7%
Indonesia
3.5%
Saudi Arabia
3.4%
United Arab Emirates
3.1%
Philippines
1.4%
United Kingdom
1.3%
Malaysia
1.3%
Other Countries
7.0%

Table Summary
Value	Value
Other Countries	7.0%
Malaysia	1.3%
United Kingdom	1.3%
Philippines	1.4%
United Arab Emirates	3.1%
Saudi Arabia	3.4%
Indonesia	3.5%
Mexico	3.7%
India	8.3%
Brazil	8.3%
South Korea	14.1%
Taiwan	19.1%
China	25.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
Taiwan Semiconductor Manufacturing Co Ltd	12.6%
Samsung Electronics Co Ltd, Preference	6.7%
Tencent Holdings Ltd	3.2%
Alibaba Group Holding Ltd	3.2%
Hon Hai Precision Industry Co Ltd	3.1%
Petroleo Brasileiro SA ADR	2.8%
Shinhan Financial Group Co Ltd	2.6%
Vale Sponsored ADR, Cl B	2.2%
Bank Rakyat Indonesia Persero Tbk PT	2.1%
Itausa SA	2.1%

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  888-832-4386

  https://www.mondrian.com/mutualfunds/emerging-markets-value-equity-fund/

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 888-832-4386 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

MPEMX-SAR-2026

Gallery Trust

Mondrian Global Listed Infrastructure Fund

Institutional Shares - MGIFX

Semi-Annual Shareholder Report: April 30, 2026

This semi-annual shareholder report contains important information about Institutional Shares of the Mondrian Global Listed Infrastructure Fund (the "Fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.mondrian.com/mutualfunds/global-listed-infrastructure-fund/. You can also request this information by contacting us at 888-832-4386.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mondrian Global Listed Infrastructure Fund, Institutional Shares	$51	0.95%

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$2,747,110	25	$-	14%

What did the Fund invest in?

Country WeightingsFootnote Reference*

United States
34.6%
France
12.1%
Spain
9.1%
Canada
8.2%
China
7.7%
Italy
6.4%
Australia
4.0%
Mexico
3.8%
Portugal
3.2%
United Kingdom
2.9%

Table Summary
Value	Value
United Kingdom	2.9%
Portugal	3.2%
Mexico	3.8%
Australia	4.0%
Italy	6.4%
China	7.7%
Canada	8.2%
Spain	9.1%
France	12.1%
United States	34.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
American Tower REIT	5.7%
Cellnex Telecom SA	5.2%
Prologis Inc REIT	4.5%
Union Pacific Corp	4.5%
CSX Corp	4.3%
Canadian National Railway Co	4.2%
Veolia Environnement SA	4.2%
NiSource Inc	4.1%
Eiffage SA	4.0%
Aurizon Holdings Ltd	4.0%

Material Fund Changes

Effective April 14, 2026, the Board approved the liquidation of the Global Listed Infrastructure Fund and was liquidated effective May 13, 2026.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  888-832-4386

  https://www.mondrian.com/mutualfunds/global-listed-infrastructure-fund/

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 888-832-4386 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

MGIFX-SAR-2026

Gallery Trust

Mondrian Global Equity Value Fund

Institutional Shares - MPGVX

Semi-Annual Shareholder Report: April 30, 2026

This semi-annual shareholder report contains important information about Institutional Shares of the Mondrian Global Equity Value Fund (the "Fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.mondrian.com/mutualfunds/global-equity-value-fund/. You can also request this information by contacting us at 888-832-4386.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mondrian Global Equity Value Fund, Institutional Shares	$38	0.74%

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$380,584,602	54	$1,088,655	20%

What did the Fund invest in?

Country WeightingsFootnote Reference*

United States 46.7%
France 9.4%
United Kingdom 7.3%
Japan 5.3%
Germany 4.6%
South Korea 3.5%
China 3.3%
Singapore 2.2%
Finland 2.2%
Switzerland 2.0%
Italy 2.0%
Taiwan 1.8%
Other Countries 8.8%

Table Summary
Value	Value
Other Countries	8.8%
Taiwan	1.8%
Italy	2.0%
Switzerland	2.0%
Finland	2.2%
Singapore	2.2%
China	3.3%
South Korea	3.5%
Germany	4.6%
Japan	5.3%
United Kingdom	7.3%
France	9.4%
United States	46.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
Alphabet Inc, Cl A	3.6%
Samsung Electronics Co Ltd, Preference	3.5%
Microsoft Corp	3.1%
Texas Instruments Inc	2.9%
Merck & Co Inc	2.8%
Thermo Fisher Scientific Inc	2.8%
Lloyds Banking Group PLC	2.7%
London Stock Exchange Group PLC	2.5%
Charles Schwab Corp	2.5%
Deutsche Post AG	2.4%

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  888-832-4386

  https://www.mondrian.com/mutualfunds/global-equity-value-fund/

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 888-832-4386 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

MPGVX-SAR-2026

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6. Schedule of Investments.

(a)	The Schedules of Investments are included as part of the Financial Statements and Other Information filed under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial statements and financial highlights are filed herein.

Gallery Trust

TABLE OF CONTENTS

Financial Statements (Form N-CSRS Item 7)
Schedules of Investments	1
Statements of Assets and Liabilities	21
Statements of Operations	23
Statements of Changes in Net Assets	27
Financial Highlights	31
Notes to Financial Statements	35
Other Information (Form N-CSRS Items 8-11)	61
Fund Information	65

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by an effective prospectus.

Gallery Trust	Mondrian International Value

Equity Fund

April 30, 2026
(Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 98.7%

	Number of	Value
	Shares	(U.S. $)
AUSTRALIA — 3.0%
HEALTH CARE — 1.3%
CSL Ltd	156,426	$14,119,055
INDUSTRIALS — 1.7%
Aurizon Holdings Ltd	6,086,961	18,388,772
Total Australia		32,507,827

AUSTRIA — 1.4%
INDUSTRIALS — 1.4%
ANDRITZ AG	182,572	15,513,319
Total Austria		15,513,319

FINLAND — 1.9%
MATERIALS — 1.9%
UPM-Kymmene Oyj	708,904	21,240,852
Total Finland		21,240,852

FRANCE — 15.6%
CONSUMER DISCRETIONARY — 0.7%
Kering SA	25,257	6,948,565
CONSUMER STAPLES — 3.6%
Carrefour SA	845,869	16,863,192
Pernod Ricard SA	303,447	22,558,899
		39,422,091
FINANCIALS — 2.2%
BNP Paribas	227,906	23,935,112
HEALTH CARE — 2.9%
Sanofi SA	333,991	31,253,802
INDUSTRIALS — 4.3%
Bouygues SA	386,202	22,839,970
Vinci SA	159,675	24,146,513
		46,986,483

The accompanying notes are an integral part of the financial statements.

Gallery Trust	Mondrian International Value

Equity Fund

April 30, 2026

(Unaudited)

COMMON STOCK — continued

	Number of	Value
	Shares	(U.S. $)
FRANCE (continued)
INFORMATION TECHNOLOGY — 1.9%
Capgemini SE	168,275	$20,465,075
Total France		169,011,128

GERMANY — 9.8%
FINANCIALS — 3.1%
Allianz SE	73,239	33,450,742
HEALTH CARE — 2.3%
Merck KGaA	196,237	25,410,261
INDUSTRIALS — 2.7%
Deutsche Post AG	485,781	28,765,252
MATERIALS — 1.7%
Evonik Industries AG	894,555	18,502,327
Total Germany		106,128,582

HONG KONG — 6.2%
FINANCIALS — 2.2%
AIA Group Ltd	2,180,200	23,935,914
INDUSTRIALS — 4.0%
CK Hutchison Holdings Ltd	3,678,000	30,711,996
Jardine Matheson Holdings Ltd	190,215	12,967,392
		43,679,388
Total Hong Kong		67,615,302

ITALY — 6.0%
ENERGY — 1.1%
Eni SpA	430,429	12,171,028
UTILITIES — 4.9%
Enel SpA	2,161,087	25,232,276
Snam SpA	3,478,756	27,431,561
		52,663,837
Total Italy		64,834,865

JAPAN — 23.1%
COMMUNICATION SERVICES — 2.2%
KDDI Corp	1,450,200	23,731,856

The accompanying notes are an integral part of the financial statements.

Gallery Trust	Mondrian International Value

Equity Fund

April 30, 2026
(Unaudited)

COMMON STOCK — continued

	Number of	Value
	Shares	(U.S. $)
JAPAN (continued)
CONSUMER DISCRETIONARY — 6.9%
Honda Motor Co Ltd	752,800	$6,108,551
Panasonic Holdings Corp	1,946,300	39,813,143
Sony Group Corp	1,450,200	29,055,239
		74,976,933
CONSUMER STAPLES — 0.2%
MatsukiyoCocokara & Co	128,400	1,874,884
FINANCIALS — 1.4%
Sompo Holdings	419,700	15,619,311
INDUSTRIALS — 6.8%
Daikin Industries	94,200	13,310,008
Komatsu Ltd	265,200	11,355,333
MINEBEA MITSUMI	848,700	16,968,113
Mitsubishi Electric Corp	456,500	18,319,798
Secom Co Ltd	394,200	14,352,724
		74,305,976
INFORMATION TECHNOLOGY — 4.0%
FUJIFILM Holdings Corp	1,408,400	25,919,688
Fujitsu Ltd	869,800	17,458,062
		43,377,750
MATERIALS — 1.6%
Shin-Etsu Chemical Co Ltd	367,500	16,920,509
Total Japan		250,807,219

NETHERLANDS — 1.6%
HEALTH CARE — 1.6%
Koninklijke Philips NV	646,351	17,049,372
Total Netherlands		17,049,372

SINGAPORE — 2.9%
FINANCIALS — 2.9%
United Overseas Bank Ltd	1,104,540	31,456,261
Total Singapore		31,456,261

SPAIN — 4.7%
COMMUNICATION SERVICES — 1.7%
Cellnex Telecom SA	567,358	19,098,822

The accompanying notes are an integral part of the financial statements.

Gallery Trust	Mondrian International Value

Equity Fund

April 30, 2026
(Unaudited)

COMMON STOCK — continued

	Number of	Value
	Shares	(U.S. $)
SPAIN (continued)
FINANCIALS — 3.0%
Banco Santander SA	2,658,018	$32,434,118
Total Spain		51,532,940

SWITZERLAND — 4.7%
CONSUMER STAPLES — 3.2%
Nestle SA	346,539	35,083,485
HEALTH CARE — 1.5%
Roche Holding	39,544	16,114,180
Total Switzerland		51,197,665

UNITED KINGDOM — 17.8%
COMMUNICATION SERVICES — 0.9%
WPP PLC	2,680,558	9,705,138
CONSUMER STAPLES — 4.0%
Associated British Foods PLC	904,068	22,512,626
British American Tobacco PLC	348,099	20,501,199
		43,013,825
ENERGY — 3.8%
BP PLC	2,519,761	19,945,982
Shell PLC	462,370	21,022,454
		40,968,436
FINANCIALS — 4.8%
Lloyds Banking Group PLC	23,474,949	31,909,531
London Stock Exchange Group PLC	156,311	20,282,384
		52,191,915
HEALTH CARE — 2.6%
GSK PLC	1,087,812	28,519,639

The accompanying notes are an integral part of the financial statements.

Gallery Trust	Mondrian International Value

Equity Fund

April 30, 2026
(Unaudited)

COMMON STOCK — continued

	Number of	Value
	Shares	(U.S. $)
UNITED KINGDOM (continued)
UTILITIES — 1.7%
SSE PLC	526,162	$18,838,877
Total United Kingdom		193,237,830

Total Common Stock
(Cost $858,702,412)
		1,072,133,162
Total Value of Securities — 98.7%
(Cost $858,702,412)		$1,072,133,162

Percentages are based on Net Assets of $1,085,781,026.

Ltd — Limited

PLC — Public Limited Company

The following is a summary of the level of the inputs used as of April 30, 2026, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,874,884	$1,070,258,278	$—	$1,072,133,162
Total Investments in Securities	$1,874,884	$1,070,258,278	$—	$1,072,133,162

Amounts designated as “—” are $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Gallery Trust	Mondrian Emerging Markets Value

Equity Fund

April 30, 2026

(Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 90.5%

	Number of	Value
	Shares	(U.S. $)
BRAZIL — 6.3%
ENERGY — 2.8%
Petroleo Brasileiro SA ADR	27,928	$615,254
HEALTH CARE — 1.3%
Hypera SA	61,911	283,812
MATERIALS — 2.2%
Vale Sponsored ADR Class B	29,816	487,789
Total Brazil		1,386,855

CANADA — 1.0%
MATERIALS — 1.0%
Barrick Mining Corp	5,714	224,789
Total Canada		224,789

CHINA — 25.3%
COMMUNICATION SERVICES — 7.1%
Baidu Inc Class A *	12,652	199,788
China Tower Corp Ltd Class H	252,800	358,247
NetEase Inc	12,600	294,956
Tencent Holdings Ltd	11,700	710,567
		1,563,558
CONSUMER DISCRETIONARY — 7.6%
Alibaba Group Holding Ltd	42,684	703,476
Midea Group Co Ltd Class A	29,703	353,221
Shenzhou International Group Holdings Ltd	49,000	298,676
Yum China Holdings Inc	6,500	314,925
		1,670,298
CONSUMER STAPLES — 2.0%
Budweiser Brewing APAC Ltd	202,800	199,959
Wuliangye Yibin Co Ltd Class A	17,490	248,807
		448,766
ENERGY — 1.2%
PetroChina Ltd Class H	164,000	252,972
FINANCIALS — 1.8%
Ping An Insurance Group Co of China Ltd Class H	49,000	398,277

The accompanying notes are an integral part of the financial statements.

Gallery Trust	Mondrian Emerging Markets Value

Equity Fund

April 30, 2026
(Unaudited)

COMMON STOCK — continued

	Number of	Value
	Shares	(U.S. $)
CHINA (continued)
INDUSTRIALS — 3.2%
Beijing-Shanghai High Speed Railway Co Ltd Class A	380,600	$273,179
Full Truck Alliance Co Ltd ADR	27,736	239,916
Sinotruk Hong Kong Ltd	39,000	191,830
		704,925
MATERIALS — 1.0%
Guangdong Tapai Group Co Ltd Class A	174,420	218,956
UTILITIES — 1.4%
Guangdong Investment Ltd	298,000	311,221
Total China		5,568,973

HONG KONG — 1.3%
CONSUMER STAPLES — 1.3%
WH Group Ltd	225,728	276,076
Total Hong Kong		276,076

INDIA — 8.3%
COMMUNICATION SERVICES — 1.7%
Indus Towers Ltd *	85,275	369,646
CONSUMER DISCRETIONARY — 0.8%
Hero MotoCorp Ltd	3,374	182,320
FINANCIALS — 4.2%
Axis Bank Ltd	21,948	294,379
HDFC Bank Ltd	51,516	421,353
HDFC Bank Ltd Sponsored ADR	8,292	210,700
		926,432
INFORMATION TECHNOLOGY — 1.1%
Infosys Ltd Sponsored ADR	18,910	235,619
MATERIALS — 0.5%
Jindal Steel	8,882	114,935
Total India		1,828,952

INDONESIA — 3.5%
COMMUNICATION SERVICES — 1.4%
Telkom Indonesia Persero Tbk PT	1,872,700	306,342

The accompanying notes are an integral part of the financial statements.

Gallery Trust	Mondrian Emerging Markets Value

Equity Fund

April 30, 2026

(Unaudited)

COMMON STOCK — continued

	Number of	Value
	Shares	(U.S. $)
INDONESIA (continued)
FINANCIALS — 2.1%
Bank Rakyat Indonesia Persero Tbk PT	2,640,139	$456,730
Total Indonesia		763,072

KAZAKHSTAN — 0.7%
FINANCIALS — 0.7%
Kaspi.KZ JSC ADR	1,721	147,731
Total Kazakhstan		147,731

MALAYSIA — 1.3%
FINANCIALS — 1.3%
Malayan Banking Bhd	100,500	280,659
Total Malaysia		280,659

MEXICO — 3.7%
CONSUMER STAPLES — 1.1%
Wal-Mart de Mexico SAB de CV	73,726	233,099
FINANCIALS — 1.7%
Grupo Financiero Banorte SAB de CV Sponsored Class O	35,123	382,767
INDUSTRIALS — 0.9%
Grupo Aeroportuario del Pacifico SAB de CV Class B	7,465	188,004
Total Mexico		803,870

PERU — 0.5%
FINANCIALS — 0.5%
Credicorp Ltd	369	119,619
Total Peru		119,619

PHILIPPINES — 1.4%
FINANCIALS — 1.4%
BDO Unibank Inc	163,186	305,150
Total Philippines		305,150

The accompanying notes are an integral part of the financial statements.

Gallery Trust	Mondrian Emerging Markets Value

Equity Fund

April 30, 2026
(Unaudited)

COMMON STOCK — continued

	Number of	Value
	Shares	(U.S. $)
PORTUGAL — 1.2%
CONSUMER STAPLES — 1.2%
Jeronimo Martins SGPS	10,828	$260,012
Total Portugal		260,012

SAUDI ARABIA — 3.4%
COMMUNICATION SERVICES — 0.9%
Saudi Telecom Co	16,785	195,092
ENERGY — 0.9%
Saudi Arabian Oil Co	27,775	206,013
FINANCIALS — 1.6%
The Saudi National Bank	34,208	358,649
Total Saudi Arabia		759,754

SOUTH AFRICA — 1.2%
INDUSTRIALS — 1.2%
Bidvest Group Ltd	19,073	268,025
Total South Africa		268,025

SOUTH KOREA — 6.8%
COMMUNICATION SERVICES — 0.9%
KT Corp ADR	9,749	208,921
CONSUMER DISCRETIONARY — 1.4%
Kia Corp	2,928	301,999
FINANCIALS — 2.6%
Shinhan Financial Group Co Ltd	8,380	569,075
INFORMATION TECHNOLOGY — 1.9%
Samsung Electronics Co Ltd	2,810	423,152
Total South Korea		1,503,147

TAIWAN — 19.1%
INFORMATION TECHNOLOGY — 19.1%
Hon Hai Precision Industry Co Ltd	96,000	678,242
Novatek Microelectronics Corp	17,000	220,811
Realtek Semiconductor Corp	15,000	256,086
Taiwan Semiconductor Manufacturing Co Ltd	40,000	2,776,875

The accompanying notes are an integral part of the financial statements.

Gallery Trust	Mondrian Emerging Markets Value

Equity Fund

April 30, 2026
(Unaudited)

COMMON STOCK — continued

	Number of	Value
	Shares	(U.S. $)
TAIWAN (continued)
INFORMATION TECHNOLOGY (continued)
Wistron Corp	64,000	$281,865
Total Taiwan		4,213,879

THAILAND — 1.1%
HEALTH CARE — 1.1%
Bangkok Dusit Medical Services Class F	417,700	234,580
Total Thailand		234,580

UNITED ARAB EMIRATES — 3.1%
ENERGY — 0.9%
Adnoc Gas PLC	228,879	209,981
FINANCIALS — 0.9%
First Abu Dhabi Bank PJSC	39,359	188,295
REAL ESTATE — 1.3%
Emaar Properties PJSC	89,268	287,443
Total United Arab Emirates		685,719

UNITED KINGDOM — 1.3%
MATERIALS — 1.3%
Mondi PLC	27,470	283,804
Total United Kingdom		283,804

Total Common Stock
(Cost $15,026,054)
		19,914,666
PREFERRED STOCK — 9.3%

BRAZIL — 2.0%
FINANCIALS — 2.0%
Itausa SA^	161,765	454,412

SOUTH KOREA — 7.3%
CONSUMER DISCRETIONARY — 0.6%
Hyundai Motor Co^	735	123,908

The accompanying notes are an integral part of the financial statements.

Gallery Trust	Mondrian Emerging Markets Value

Equity Fund

April 30, 2026
(Unaudited)

PREFERRED STOCK — continued

	Number of	Value
	Shares	(U.S. $)
SOUTH KOREA (continued)
INFORMATION TECHNOLOGY — 6.7%
Samsung Electronics Co Ltd^	13,687	1,477,292
		1,601,200
Total Preferred Stock
(Cost $749,432)
		2,055,612
Total Value of Securities — 99.8%
(Cost $15,775,486)		$21,970,278

Percentages are based on Net Assets of $22,015,442.

*	Non-income producing security.
^	There is currently no rate available.

ADR — American Depositary Receipt

Ltd — Limited

PJSC — Public Joint Stock Company

PLC — Public Limited Company

SGPS — Sociedade Gestora de Participações Sociais

The following is a summary of the level of the inputs used as of April 30, 2026, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$4,464,178	$15,450,488	$—	$19,914,666
Preferred Stock	454,412	1,601,200	—	2,055,612
Total Investments in Securities	$4,918,590	$17,051,688	$—	$21,970,278

Amounts designated as “—” are $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Gallery Trust	Mondrian Global Listed

Infrastructure Fund

April 30, 2026
(Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 92.0%

	Number of	Value
	Shares	(U.S. $)
AUSTRALIA — 4.0%
INDUSTRIALS — 4.0%
Aurizon Holdings Ltd	36,175	$109,285
Total Australia		109,285

CANADA — 8.2%
ENERGY — 4.0%
South Bow Corp Class W	3,186	109,066
INDUSTRIALS — 4.2%
Canadian National Railway Co	1,038	116,588
Total Canada		225,654

CHINA — 7.7%
INDUSTRIALS — 3.8%
Jiangsu Expressway Co Ltd Class H	76,000	103,409
REAL ESTATE — 0.0%
Guangdong Land Holdings Ltd *	20,072	548
UTILITIES — 3.9%
Guangdong Investment Ltd	102,000	106,525
Total China		210,482

FRANCE — 12.1%
INDUSTRIALS — 7.9%
Eiffage SA	680	109,636
Vinci SA	705	106,612
		216,248
UTILITIES — 4.2%
Veolia Environnement SA	2,719	114,985
Total France		331,233

ITALY — 6.4%
INDUSTRIALS — 3.1%
Enav SpA	14,490	84,823

The accompanying notes are an integral part of the financial statements.

Gallery Trust	Mondrian Global Listed

Infrastructure Fund

April 30, 2026
(Unaudited)

COMMON STOCK — continued

	Number of	Value
	Shares	(U.S. $)
ITALY (continued)
UTILITIES — 3.3%
Enel SpA	7,719	$90,125
Total Italy		174,948

MEXICO — 3.8%
INDUSTRIALS — 3.8%
Promotora y Operadora de Infraestructura SAB de CV	6,685	105,844
Total Mexico		105,844

PORTUGAL — 3.2%
UTILITIES — 3.2%
EDP SA	16,230	88,523
Total Portugal		88,523

SPAIN — 9.1%
COMMUNICATION SERVICES — 5.2%
Cellnex Telecom SA	4,280	144,077
UTILITIES — 3.9%
Redeia Corp SA	6,073	106,320
Total Spain		250,397

UNITED KINGDOM — 2.9%
UTILITIES — 2.9%
SSE PLC	2,236	80,058
Total United Kingdom		80,058

UNITED STATES — 34.6%
ENERGY — 2.7%
Cheniere Energy	276	75,886
HEALTH CARE — 2.4%
HCA Healthcare Inc	153	66,471
INDUSTRIALS — 8.8%
CSX Corp	2,608	118,482
Union Pacific Corp	455	122,613
		241,095

The accompanying notes are an integral part of the financial statements.

Gallery Trust	Mondrian Global Listed

Infrastructure Fund

April 30, 2026
(Unaudited)

COMMON STOCK — continued

	Number of	Value
	Shares	(U.S. $)
UNITED STATES (continued)
REAL ESTATE — 10.2%
American Tower REIT	860	$157,131
Prologis Inc REIT	867	123,131
		280,262
UTILITIES — 10.5%
Edison International	1,246	86,584
Eversource Energy	1,238	87,527
NiSource Inc	2,355	113,699
		287,810
Total United States		951,524

Total Common Stock
(Cost $1,959,877)
		2,527,948
Total Value of Securities — 92.0%
(Cost $1,959,877)		$2,527,948

Percentages are based on Net Assets of $2,747,110.

*	Non-income producing security.

Ltd — Limited

PLC — Public Limited Company

REIT — Real Estate Investment Trust

The following is a summary of the level of the inputs used as of April 30, 2026, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,389,547	$1,138,401	$—	$2,527,948
Total Investments in Securities	$1,389,547	$1,138,401	$—	$2,527,948

Amounts designated as “—” are $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Gallery Trust	Mondrian Global Equity

Value Fund

April 30, 2026
(Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 95.6%

	Number of	Value
	Shares	(U.S. $)
AUSTRALIA — 1.5%
INDUSTRIALS — 1.5%
Aurizon Holdings Ltd	1,863,070	$5,628,354
Total Australia		5,628,354

BRAZIL — 0.9%
HEALTH CARE — 0.9%
Hypera SA	727,488	3,334,944
Total Brazil		3,334,944

CHINA — 3.3%
COMMUNICATION SERVICES — 0.9%
Tencent Holdings Ltd	57,200	3,473,886
CONSUMER DISCRETIONARY — 2.4%
Alibaba Group Holding Ltd	272,800	4,496,020
Midea Group Co Ltd Class A	380,755	4,527,852
		9,023,872
Total China		12,497,758

FINLAND — 2.2%
MATERIALS — 2.2%
UPM-Kymmene Oyj	272,925	8,177,637
Total Finland		8,177,637

FRANCE — 9.4%
CONSUMER STAPLES — 1.6%
Pernod Ricard SA	82,313	6,119,324
FINANCIALS — 1.7%
BNP Paribas	60,056	6,307,193
HEALTH CARE — 2.2%
Sanofi SA	91,232	8,537,197
INDUSTRIALS — 2.1%
Vinci SA	53,700	8,120,668

The accompanying notes are an integral part of the financial statements.

Gallery Trust	Mondrian Global Equity

Value Fund

April 30, 2026
(Unaudited)

COMMON STOCK — continued

	Number of	Value
	Shares	(U.S. $)
FRANCE (continued)
INFORMATION TECHNOLOGY — 1.8%
Capgemini SE	54,676	$6,649,523
Total France		35,733,905

GERMANY — 4.6%
HEALTH CARE — 2.2%
Merck KGaA	63,774	8,257,943
INDUSTRIALS — 2.4%
Deutsche Post AG	153,828	9,108,840
Total Germany		17,366,783

HONG KONG — 1.4%
FINANCIALS — 1.4%
AIA Group Ltd	483,000	5,302,746
Total Hong Kong		5,302,746

INDIA — 0.7%
FINANCIALS — 0.7%
HDFC Bank Ltd	345,412	2,825,150
Total India		2,825,150

INDONESIA — 1.1%
FINANCIALS — 1.1%
Bank Rakyat Indonesia Persero Tbk PT	24,387,600	4,218,923
Total Indonesia		4,218,923

ITALY — 2.0%
UTILITIES — 2.0%
Enel SpA	655,577	7,654,342
Total Italy		7,654,342

JAPAN — 5.3%
CONSUMER DISCRETIONARY — 2.3%
Sony Group Corp	429,500	8,605,175

The accompanying notes are an integral part of the financial statements.

Gallery Trust	Mondrian Global Equity

Value Fund

April 30, 2026
(Unaudited)

COMMON STOCK — continued

	Number of	Value
	Shares	(U.S. $)
JAPAN (continued)
CONSUMER STAPLES — 3.0%
MatsukiyoCocokara & Co	416,500	$6,081,690
Sundrug Co Ltd	230,000	5,543,036
		11,624,726
Total Japan		20,229,901

NETHERLANDS — 1.5%
HEALTH CARE — 1.5%
Koninklijke Philips NV	223,140	5,885,961
Total Netherlands		5,885,961

SINGAPORE — 2.2%
FINANCIALS — 2.2%
United Overseas Bank Ltd	288,100	8,204,817
Total Singapore		8,204,817

SPAIN — 1.7%
COMMUNICATION SERVICES — 1.7%
Cellnex Telecom SA	194,634	6,551,913
Total Spain		6,551,913

SWITZERLAND — 2.0%
HEALTH CARE — 2.0%
Roche Holding	18,995	7,740,463
Total Switzerland		7,740,463

TAIWAN — 1.8%
INFORMATION TECHNOLOGY — 1.8%
Taiwan Semiconductor Manufacturing Co Ltd	101,000	7,011,609
Total Taiwan		7,011,609

UNITED KINGDOM — 7.3%
CONSUMER STAPLES — 2.0%
Associated British Foods PLC	308,727	7,687,757

The accompanying notes are an integral part of the financial statements.

Gallery Trust	Mondrian Global Equity

Value Fund

April 30, 2026
(Unaudited)

COMMON STOCK — continued

	Number of	Value
	Shares	(U.S. $)
UNITED KINGDOM (continued)
FINANCIALS — 5.3%
Lloyds Banking Group PLC	7,660,625	$10,413,098
London Stock Exchange Group PLC	74,657	9,687,239
		20,100,337
Total United Kingdom		27,788,094

UNITED STATES — 46.7%
COMMUNICATION SERVICES — 5.3%
Alphabet Inc Class A	35,389	13,617,687
Meta Platforms Inc Class A	10,600	6,486,246
		20,103,933
CONSUMER STAPLES — 6.1%
Dollar Tree Inc *	64,299	6,244,076
Kenvue Inc	357,628	6,269,219
PepsiCo Inc	40,021	6,342,928
Sysco Corp	56,978	4,256,826
		23,113,049
ENERGY — 1.5%
Exxon Mobil Corp	37,390	5,770,399
FINANCIALS — 7.0%
Bank of America Corp	124,986	6,681,752
Charles Schwab Corp	103,016	9,440,386
Fiserv Inc *	72,539	4,544,568
Wells Fargo & Co	73,937	6,079,840
		26,746,546
HEALTH CARE — 8.1%
Merck & Co Inc	99,134	10,823,450
Thermo Fisher Scientific Inc	21,889	10,483,955
UnitedHealth Group Inc	21,179	7,846,396
Zoetis Class A	14,699	1,689,944
		30,843,745
INDUSTRIALS — 3.1%
CNH Industrial NV	543,465	5,820,510
L3Harris Technologies Inc	19,118	6,128,275
		11,948,785
INFORMATION TECHNOLOGY — 10.5%
CDW Corp	46,257	6,333,046

The accompanying notes are an integral part of the financial statements.

Gallery Trust	Mondrian Global Equity

Value Fund

April 30, 2026
(Unaudited)

COMMON STOCK — continued

	Number of	Value
	Shares	(U.S. $)
UNITED STATES (continued)
INFORMATION TECHNOLOGY (continued)
Microsoft Corp	29,346	$11,966,712
Salesforce Inc	36,260	6,400,978
Texas Instruments Inc	38,714	10,881,731
Workday Inc Class A *	36,525	4,470,660
		40,053,127
MATERIALS — 1.7%
DuPont de Nemours Inc	139,767	6,381,761
REAL ESTATE — 3.4%
NNN Inc REIT Class REIT	109,323	4,787,254
Prologis Inc REIT	56,027	7,956,955
		12,744,209
Total United States		177,705,554

Total Common Stock
(Cost $315,788,999)
		363,858,854
PREFERRED STOCK — 3.5%

SOUTH KOREA — 3.5%
INFORMATION TECHNOLOGY — 3.5%
Samsung Electronics Co Ltd^	122,275	13,197,621

Total Preferred Stock
(Cost $4,615,673)
		13,197,621
Total Value of Securities — 99.1%
(Cost $320,404,672)		$377,056,475

Percentages are based on Net Assets of $380,584,602.

*	Non-income producing security.
^	There is currently no rate available.

The accompanying notes are an integral part of the financial statements.

Gallery Trust	Mondrian Global Equity

Value Fund

April 30, 2026
(Unaudited)

Ltd — Limited

PLC — Public Limited Company

REIT — Real Estate Investment Trust

The following is a summary of the level of the inputs used as of April 30, 2026, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$192,665,224	$171,193,630	$—	$363,858,854
Preferred Stock	—	13,197,621	—	13,197,621
Total Investments in Securities	$192,665,224	$184,391,251	$—	$377,056,475

Amounts designated as “—” are $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Gallery Trust	April 30, 2026 (Unaudited)

STATEMENTS OF ASSETS AND LIABILITIES

	Mondrian International Value Equity Fund	Mondrian Emerging Markets Value Equity Fund
Assets:
Investments (Cost $858,702,412 and $15,775,486)	$1,072,133,162	$21,970,278
Foreign currency (Cost $706,189 and $15,791)	706,190	15,933
Cash	2,100,171	55,013
Reclaims receivable	5,403,498	6,184
Dividends receivable	4,713,304	64,674
Receivable for investment securities sold	2,710,446	22,038
Receivable for capital shares sold	1,366,754	—
Unrealized appreciation on spot foreign currency contracts	1,605	6
Prepaid expenses	27,359	11,877
Total assets	1,089,162,489	22,146,003

Liabilities:
Payable for investment securities purchased	2,081,727	44,055
Payable for capital shares redeemed	530,584	—
Unrealized depreciation on spot foreign currency contracts	2,308	—
Accrued foreign capital gains tax	—	59,234
Investment Adviser fees payable	536,444	2,165
Chief Compliance Officer fees payable	8,026	162
Trustee fees payable	2,233	50
Transfer Agent Fees Payable	9,297	6,146
Administrator fees payable	74,050	1,496
Audit fees payable	36,554	10,182
Other accrued expenses	100,240	7,071
Total liabilities	3,381,463	130,561

Commitments and Contingencies†
Net assets	$1,085,781,026	$22,015,442

Net assets consist of:
Paid-in capital	$826,328,654	$121,265,643
Total distributable earnings/(accumulated loss)	259,452,372	(99,250,201)
Net assets	$1,085,781,026	$22,015,442

Outstanding Shares of Beneficial Interest
(unlimited authorization - no par value)	58,793,126	2,031,446
Net Asset Value, Offering and Redemption Price Per Share	$18.47	$10.84

†	See Note 5 in the Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Gallery Trust	April 30, 2026 (Unaudited)

STATEMENTS OF ASSETS AND LIABILITIES

	Mondrian Global Listed Infrastructure Fund	Mondrian Global Equity Value Fund
Assets:
Investments (Cost $1,959,877 and $320,404,672)	$2,527,948	$377,056,475
Foreign currency (Cost $3,811 and $3,628)	3,837	3,647
Cash	13,442	640,184
Receivable for investment securities sold	188,789	2,335,282
Receivable from Investment Adviser	14,549	—
Reclaims receivable	10,510	571,201
Dividends receivable	1,510	1,182,585
Unrealized appreciation on spot foreign currency contracts	117	—
Receivable for capital shares sold	—	39,000
Prepaid expenses	3,530	9,040
Total assets	2,764,232	381,837,414

Liabilities:
Payable for investment securities purchased	—	761,082
Payable for capital shares redeemed	—	173,012
Unrealized depreciation on spot foreign currency contracts	—	12,022
Accrued foreign capital gains tax	—	38,930
Investment Adviser fees payable	—	181,671
Chief Compliance Officer fees payable	25	2,692
Trustee fees payable	—	834
Transfer Agent Fees Payable	7,875	6,872
Administrator fees payable	185	25,686
Audit fees payable	2,301	10,182
Other accrued expenses	6,736	39,829
Total liabilities	17,122	1,252,812

Commitments and Contingencies†
Net assets	$2,747,110	$380,584,602

Net assets consist of:
Paid-in capital	$2,865,774	$308,241,159
Total distributable earnings/(accumulated loss)	(118,664)	72,343,443
Net assets	$2,747,110	$380,584,602

Outstanding Shares of Beneficial Interest
(unlimited authorization - no par value)	279,827	22,760,426
Net Asset Value, Offering and Redemption Price Per Share	$9.82	$16.72

†	See Note 5 in the Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Gallery Trust	For the Six Months Ended April 30, 2026 (Unaudited)

STATEMENTS OF OPERATIONS

Mondrian International Value Equity Fund
Investment income
Dividends	$16,384,347
Less: foreign taxes withheld	(1,546,274)
Total investment income	14,838,073

Expenses
Investment advisory fees	3,547,306
Accounting and administration fees	453,932
Trustees' fees and expenses	23,864
Chief Compliance Officer fees	7,443
Custodian fees	42,237
Printing fees	37,852
Legal fees	28,462
Registration fees	28,170
Dividend disbursing and transfer agent fees and expenses	27,734
Audit fees	10,403
Other	44,007
Total expenses	4,251,410

Less:
Investment advisory fees waived	(212,940)
Net expenses	4,038,470

Net investment income	10,799,603

Net realized gain/(loss) on:
Investments	69,670,952
Foreign currency transactions	971
Net realized gain	69,671,923

Net change in unrealized appreciation/(depreciation) on:
Investments	46,850,860
Foreign currency transactions and translation of other assets and liabilities denominated in foreign currency	249,423
Net change in unrealized appreciation/(depreciation)	47,100,283
Net realized and unrealized gain	116,772,206

Net increase in net assets resulting from operations	$127,571,809

The accompanying notes are an integral part of the financial statements.

Gallery Trust	For the Six Months Ended April 30, 2026 (Unaudited)

STATEMENTS OF OPERATIONS

Mondrian Emerging Markets Value Equity Fund
Investment income
Dividends	$370,877
Less: foreign taxes withheld	(37,929)
Total investment income	332,948

Expenses
Investment advisory fees	82,041
Accounting and administration fees	9,099
Trustees' fees and expenses	490
Chief Compliance Officer fees	148
Dividend disbursing and transfer agent fees and expenses	18,422
Audit fees	14,791
Custodian fees	14,744
Registration fees	10,731
Printing fees	2,571
Legal fees	570
Other	2,734
Total expenses	156,341

Less:
Investment advisory fees waived	(55,720)
Net expenses	100,621

Net investment income	232,327

Net realized gain/(loss) on:
Investments	1,588,641
Foreign currency transactions	(7,930)
Foreign Capital Gains Tax on Appreciated Securities	(10,803)
Net realized gain	1,569,908

Net change in unrealized appreciation/(depreciation) on:
Investments	575,508
Accrued foreign capital gains tax on appreciated securities	38,213
Foreign currency transactions and translation of other assets and liabilities denominated in foreign currency	1,628
Net change in unrealized appreciation/(depreciation)	615,349
Net realized and unrealized gain	2,185,257

Net increase in net assets resulting from operations	$2,417,584

The accompanying notes are an integral part of the financial statements.

Gallery Trust	For the Six Months Ended April 30, 2026 (Unaudited)

STATEMENTS OF OPERATIONS

Mondrian Global Listed Infrastructure Fund
Investment income
Dividends	$32,385
Less: foreign taxes withheld	(4,736)
Total investment income	27,649

Expenses
Investment advisory fees	10,525
Accounting and administration fees	1,030
Trustees' fees and expenses	82
Chief Compliance Officer fees	24
Registration fees	20,918
Dividend disbursing and transfer agent fees and expenses	19,852
Audit fees	6,911
Custodian fees	1,179
Printing fees	295
Legal fees	94
Other	4,264
Total expenses	65,174

Less:
Investment advisory fees waived	(10,525)
Reimbursement from Investment Adviser	(42,885)
Net expenses	11,764

Net investment income	15,885

Net realized gain/(loss) on:
Investments	101,487
Foreign currency transactions	36
Net realized gain	101,523

Net change in unrealized appreciation/(depreciation) on:
Investments	297,173
Foreign currency transactions and translation of other assets and liabilities denominated in foreign currency	288
Net change in unrealized appreciation/(depreciation)	297,461
Net realized and unrealized gain	398,984

Net increase in net assets resulting from operations	$414,869

The accompanying notes are an integral part of the financial statements.

Gallery Trust	For the Six Months Ended April 30, 2026 (Unaudited)

STATEMENTS OF OPERATIONS

Mondrian Global Equity Value Fund
Investment income
Dividends	$4,700,009
Less: foreign taxes withheld	(364,036)
Total investment income	4,335,973

Expenses
Investment advisory fees	1,193,669
Accounting and administration fees	152,745
Trustees' fees and expenses	7,986
Chief Compliance Officer fees	2,500
Dividend disbursing and transfer agent fees and expenses	20,549
Custodian fees	17,551
Registration fees	15,263
Audit fees	14,791
Printing fees	13,198
Legal fees	9,554
Other	16,154
Total expenses	1,463,960

Less:
Investment advisory fees waived	(105,014)
Net expenses	1,358,946

Net investment income	2,977,027

Net realized gain/(loss) on:
Investments	23,172,527
Foreign currency transactions	(26,643)
Foreign Capital Gains Tax on Appreciated Securities	38
Net realized gain	23,145,922

Net change in unrealized appreciation/(depreciation) on:
Investments	(914,478)
Accrued foreign capital gains tax on appreciated securities	88,565
Foreign currency transactions and translation of other assets and liabilities denominated in foreign currency	30,816
Net change in unrealized appreciation/(depreciation)	(795,097)
Net realized and unrealized gain	22,350,825

Net increase in net assets resulting from operations	$25,327,852

The accompanying notes are an integral part of the financial statements.

Gallery Trust	Mondrian International Value Equity Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six-month Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
Operations:
Net investment income	$10,799,603	$33,270,824
Net realized gain	69,671,923	70,804,048
Net change in unrealized appreciation/(depreciation)	47,100,283	106,697,297
Net increase in net assets resulting from operations	127,571,809	210,772,169
Distributions	(110,114,918)	(66,077,724)

Capital share transactions: (1)
Issued	43,969,887	215,934,608
Reinvestment of dividends	81,709,491	50,709,096
Redeemed	(135,064,492)	(216,952,904)
Net increase/(decrease) in net assets from capital share transactions	(9,385,114)	49,690,800
Total increase in net assets	8,071,777	194,385,245

Net assets:
Beginning of period	1,077,709,249	883,324,004
End of period	$1,085,781,026	$1,077,709,249

(1)	See Note 8- Share transactions in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Gallery Trust	Mondrian Emerging Markets Value Equity Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six-month Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
Operations:
Net investment income	$232,327	$635,500
Net realized gain	1,569,908	748,057
Net change in unrealized appreciation/(depreciation)	615,349	4,349,586
Net increase in net assets resulting from operations	2,417,584	5,733,143
Distributions	(793,746)	(627,572)

Capital share transactions: (1)
Issued	1,009,819	1,392,085
Reinvestment of dividends	792,301	626,662
Redeemed	(3,839,168)	(5,318,848)
Net decrease in net assets from capital share transactions	(2,037,048)	(3,300,101)
Total increase/(decrease) in net assets	(413,210)	1,805,470

Net assets:
Beginning of period	22,428,652	20,623,182
End of period	$22,015,442	$22,428,652

(1)	See Note 8- Share transactions in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Gallery Trust	Mondrian Global Listed Infrastructure Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six-month Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
Operations:
Net investment income	$15,885	$60,499
Net realized gain	101,523	85,969
Net change in unrealized appreciation/(depreciation)	297,461	200,719
Net increase in net assets resulting from operations	414,869	347,187
Distributions	(943,344)	(77,790)

Capital share transactions: (1)
Issued	68,064	1
Reinvestment of dividends	943,344	77,791
Redeemed	(19,407)	—
Net increase in net assets from capital share transactions	992,001	77,792
Total increase in net assets	463,526	347,189

Net assets:
Beginning of period	2,283,584	1,936,395
End of period	$2,747,110	$2,283,584

(1)	See Note 8- Share transactions in the Notes to Financial Statements. Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Gallery Trust	Mondrian Global Equity Value Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six-month Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
Operations:
Net investment income	$2,977,027	$6,092,272
Net realized gain	23,145,922	19,093,951
Net change in unrealized appreciation/(depreciation)	(795,097)	32,693,226
Net increase in net assets resulting from operations	25,327,852	57,879,449
Distributions	(29,001,686)	(11,851,926)

Capital share transactions: (1)
Issued	30,464,675	111,917,080
Reinvestment of dividends	28,607,396	11,701,822
Redeemed	(21,076,643)	(54,641,629)
Net increase in net assets from capital share transactions	37,995,428	68,977,273
Total increase in net assets	34,321,594	115,004,796

Net assets:
Beginning of period	346,263,008	231,258,212
End of period	$380,584,602	$346,263,008

(1)	See Note 8- Share transactions in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Gallery Trust	Mondrian International Value Equity Fund

FINANCIAL HIGHLIGHTS

Selected per share data & ratios

for a share outstanding throughout the year or period

	Six-month period ended 4/30/26 (Unaudited)		Year Ended 10/31/25		Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21
Net asset value, beginning of period	$18.17		$15.79		$13.41	$11.62	$15.19	$11.37
Income/(loss) from operations:(1)
Net investment income	0.18		0.57		0.46	0.41	0.39	0.43
Net realized and unrealized gain/(loss)	1.96		3.00		2.46	1.75	(3.48)	3.71
Total from operations	2.14		3.57		2.92	2.16	(3.09)	4.14
Dividends and distributions from:
Net investment income	(0.67)		(0.47)		(0.47)	(0.29)	(0.48)	(0.32)
Net realized gains	(1.17)		(0.72)		(0.07)	(0.08)	—	—
Total dividends and distributions	(1.84)		(1.19)		(0.54)	(0.37)	(0.48)	(0.32)
Net asset value, end of period	$18.47		$18.17		$15.79	$13.41	$11.62	$15.19
Total return*	12.43%		24.91%		22.11%	18.82%	(20.98)%	36.72	%(2)
Ratios and supplemental data
Net assets, end of period ($ Thousands)	$1,085,781		$1,077,709		$883,324	$735,939	$600,057	$710,402
Ratio of expenses to average net assets (including waivers and reimbursements)	0.74	%†	0.74%		0.74%	0.74%	0.74%	0.73%
Ratio of expenses to average net assets (excluding waivers and reimbursements)	0.78	%†	0.80%		0.80%	0.81%	0.83%	0.85%
Ratio of net investment income to average net assets	1.98	%†	3.51%		3.05%	3.03%	2.85%	2.97%
Portfolio turnover rate	14	%‡	39	%(3)	34%	19%	23%	19%

*	Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return may have been lower had the Adviser not waived its fee and/or reimbursed other expenses.
†	Annualized.
‡	Portfolio turnover rate is for the period indicated and has not been annualized.
(1)	Per share data calculated using average shares method.

(2)	If not for the one-time Fortis Group litigation payment, the Total return would have been 36.42%.

(3)	Excludes effect of securities received or delivered from processing in-kind transactions.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Gallery Trust	Mondrian Emerging Markets Value Equity Fund

FINANCIAL HIGHLIGHTS

Selected per share data & ratios

for a share outstanding throughout the year or period

	Six-month period ended 4/30/26 (Unaudited)		Year Ended 10/31/25	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21
Net asset value, beginning of period	$10.06		$7.95	$6.76	$5.93	$8.43	$7.62
Income/(loss) from operations:(1)
Net investment income	0.11		0.25	0.23	0.20	0.14	0.14
Net realized and unrealized gain/(loss)	1.06		2.10	1.18	0.81	(2.54)	0.95
Total from operations	1.17		2.35	1.41	1.01	(2.40)	1.09
Dividends and distributions from:
Net investment income	(0.39)		(0.24)	(0.22)	(0.18)	(0.10)	(0.28)
Total dividends and distributions	(0.39)		(0.24)	(0.22)	(0.18)	(0.10)	(0.28)
Net asset value, end of period	$10.84		$10.06	$7.95	$6.76	$5.93	$8.43
Total return*	12.01%		30.69%	21.16%	17.01%	(28.80)%	14.27%
Ratios and supplemental data
Net assets, end of period ($ Thousands)	$22,015		$22,429	$20,623	$19,037	$18,742	$25,180
Ratio of expenses to average net assets (including waivers and reimbursements)	0.92	%†	0.92%	0.92%	0.92%	0.92%	0.92%
Ratio of expenses to average net assets (excluding waivers and reimbursements)	1.43	%†	1.48%	1.51%	1.32%	1.35%	1.39%
Ratio of net investment income to average net assets	2.12	%†	3.05%	3.00%	2.90%	1.96%	1.57%
Portfolio turnover rate	17	%‡	44%	40%	32%	39%	49%

*	Total Return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return may have been lower had the Adviser not waived its fee and/or reimbursed other expenses.
†	Annualized.
‡	Portfolio turnover rate is for the period indicated and has not been annualized.
(1)	Per share data calculated using average shares method.

The accompanying notes are an integral part of the financial statements.

Gallery Trust	Mondrian Global Listed Infrastructure Fund

FINANCIAL HIGHLIGHTS

Selected per share data & ratios

for a share outstanding throughout the year or period

	Six-month period ended 4/30/26 (Unaudited)		Year Ended 10/31/25	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21
Net asset value, beginning of period	$12.55		$11.11	$9.45	$9.94	$12.03	$10.17
Income/(loss) from operations:(1)
Net investment income	0.08		0.33	0.32	0.34	0.39	0.28
Net realized and unrealized gain/(loss)	1.97		1.55	1.91	0.05	(1.66)	2.27
Total from operations	2.05		1.88	2.23	0.39	(1.27)	2.55
Dividends and distributions from:
Net investment income	(0.41)		(0.32)	(0.33)	(0.34)	(0.27)	(0.32)
Net realized gains	(4.37)		(0.12)	(0.24)	(0.54)	(0.55)	(0.37)
Total dividends and distributions	(4.78)		(0.44)	(0.57)	(0.88)	(0.82)	(0.69)
Net asset value, end of period	$9.82		$12.55	$11.11	$9.45	$9.94	$12.03
Total return*	18.19%		17.92%	23.93%	3.26%	(11.38)%	25.70%
Ratios and supplemental data
Net assets, end of period ($ Thousands)	$2,747		$2,284	$1,936	$1,563	$1,514	$1,707
Ratio of expenses to average net assets (including waivers and reimbursements)	0.95	%†	0.95%	0.95%	0.95%	0.95%	0.95%
Ratio of expenses to average net assets (excluding waivers and reimbursements)	5.26	%†	5.32%	5.76%	6.68%	6.32%	5.08%
Ratio of net investment income to average net assets	1.28	%†	2.93%	2.97%	3.18%	3.51%	2.36%
Portfolio turnover rate	14	%‡	28%	18%	17%	26%	39%

*	Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return may have been lower had the Adviser not waived its fee and/or reimbursed other expenses.
†	Annualized.
‡	Portfolio turnover rate is for the period indicated and has not been annualized.
(1)	Per share data calculated using average shares method.

The accompanying notes are an integral part of the financial statements.

Gallery Trust	Mondrian Global Equity Value Fund

FINANCIAL HIGHLIGHTS

Selected per share data & ratios

for a share outstanding throughout the year or period

	Six-month period ended 4/30/26 (Unaudited)		Year Ended 10/31/25	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21
Net asset value, beginning of period	$16.91		$14.73	$12.02	$10.56	$12.88	$10.22
Income/(loss) from operations:(1)
Net investment income	0.13		0.32	0.24	0.18	0.16	0.16
Net realized and unrealized gain/(loss)	1.04		2.57	2.71	1.57	(2.29)	2.68
Total from operations	1.17		2.89	2.95	1.75	(2.13)	2.84
Dividends and distributions from:
Net investment income	(0.37)		(0.21)	(0.24)	(0.14)	(0.08)	(0.18)
Net realized gains	(0.99)		(0.50)	—	(0.15)	(0.11)	—
Total dividends and distributions	(1.36)		(0.71)	(0.24)	(0.29)	(0.19)	(0.18)
Net asset value, end of period	$16.72		$16.91	$14.73	$12.02	$10.56	$12.88
Total return*	7.15%		20.80%	24.75%	16.71%	(16.75)%	28.09%
Ratios and supplemental data
Net assets, end of period ($ Thousands)	$380,585		$346,263	$231,258	$147,025	$122,313	$83,522
Ratio of expenses to average net assets (including waivers and reimbursements)	0.74	%†	0.74%	0.74%	0.74%	0.74%	0.74%
Ratio of expenses to average net assets (excluding waivers and reimbursements)	0.80	%†	0.82%	0.83%	0.86%	0.89%	1.17%
Ratio of net investment income to average net assets	1.62	%†	2.10%	1.72%	1.51%	1.36%	1.29%
Portfolio turnover rate	20	%‡	43%	48%	42%	46%	64%

*	Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return may have been lower had the Adviser not waived its fee and/or reimbursed other expenses.
†	Annualized.
‡	Portfolio turnover rate is for the period indicated and has not been annualized.
(1)	Per share data calculated using average shares method.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Gallery Trust	April 30, 2026

(Unaudited)

NOTES TO FINANCIAL STATEMENTS

1. Organization

Gallery Trust (the “Trust”), is organized as a Delaware statutory trust under an Agreement and Declaration of Trust dated August 25, 2015. The Trust is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end investment management company with four funds. The financial statements herein are those of the Mondrian International Value Equity Fund (formerly, Mondrian International Equity Fund) (the “International Fund”), Mondrian Emerging Markets Value Equity Fund (formerly, the Mondrian Emerging Markets Equity Fund) (the “Emerging Markets Fund”), the Mondrian Global Listed Infrastructure Fund (the “Global Listed Infrastructure Fund”), and the Mondrian Global Equity Value Fund (the “Global Equity Value Fund”) (each a “Fund” and collectively the “Funds”). The International Fund, Emerging Markets Fund and Global Listed Infrastructure Fund are classified as diversified, and the Global Equity Value Fund is classified as “non-diversified” under the 1940 Act. The investment objective of the International Fund is to seek long-term total return by investing at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities. The investment objective of the Emerging Markets Fund is to seek long-term capital appreciation. The investment objective of the Global Listed Infrastructure Fund is to seek long-term total return by investing at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of infrastructure companies listed on a domestic or foreign exchange. The investment objective of the Global Equity Value Fund is to seek long-term total return. Mondrian Investment Partners Limited, a limited company organized under the laws of England and Wales in 1990, serves as the Funds’ investment adviser (“Mondrian” or the “Adviser”). The Adviser makes investment decisions for the Funds and reviews, supervises and administers the investment program of the Funds, subject to the supervision of, and policies established by, the Trustees of the Trust.

2. Significant accounting policies

The accompanying financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are presented in U.S. dollars which is the functional currency of the Funds. The Funds are an investment company and therefore applies the accounting and reporting guidance issued by the U.S. Financial Accounting Standards Board (“FASB”) in Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies. The following are significant accounting policies which are consistently followed in the preparation of the financial statements.

Gallery Trust	April 30, 2026

(Unaudited)

NOTES TO FINANCIAL STATEMENTS (continued)

Use of estimates — The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Valuation of investments — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ , the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by recognized independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. Debt securities with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. If such prices are not available or determined to not represent the fair value of the security as of each Fund’s pricing time, the security will be valued at fair value as determined in good faith using methods approved by the Board of Trustees (the “Board”). The prices for foreign securities will be reported in local currency and converted to U.S. dollars using currency exchange rates.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures (the "Fair Value Procedures") established by the Adviser and approved by the Trust's Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the "valuation designee" to determine the fair value of securities and other instruments for which no readily available market quotations are available. The Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) of the Adviser.

Gallery Trust	April 30, 2026

(Unaudited)

NOTES TO FINANCIAL STATEMENTS (continued)

Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which the Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the Funds’ Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates net asset value, it may request that a Committee meeting be called.

The Funds use Intercontinental Exchange Data Pricing & Reference Data, LLC. (“ICE”) as a third party fair valuation vendor. ICE provides a fair value for foreign securities held by the Funds based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by ICE in the event that there is a movement in the U.S. market that exceeds a specific threshold that has been established by the Committee. The Committee has also established a “confidence interval” which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Funds value the non-U.S. securities in their portfolios that exceed the applicable “confidence interval” based upon the fair values provided by ICE. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by ICE are not reliable, the Adviser contacts the Funds’ Administrator and requests that a meeting of the Committee be held.

Gallery Trust	April 30, 2026

(Unaudited)

NOTES TO FINANCIAL STATEMENTS (continued)

If a local market in which the Funds own securities is closed for one or more days, the Funds shall value all securities held in the corresponding currency based on the fair value prices provided by ICE using the predetermined confidence interval discussed above.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 — Inputs are unadjusted, quoted prices in active markets for identical assets or liabilities at the measurement date.

Level 2 — Inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar instruments in active markets, and inputs other than quoted prices that are observable for the asset or liability.

Level 3 — Inputs are unobservable inputs for the asset or liability, and include situations where there is little, if any, market activity for the asset or liability.

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

Fair value measurement classifications are summarized in the Funds’ Schedule of Investments.

Federal income taxes — It is each Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986. Accordingly, no provision for Federal income taxes has been made in the financial statements.

Gallery Trust	April 30, 2026

(Unaudited)

NOTES TO FINANCIAL STATEMENTS (continued)

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the period ended April 30, 2026, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period ended April 30, 2026, the Funds did not incur any interest or penalties.

Withholding taxes on foreign dividends have been provided for in accordance with the Funds' understanding of the applicable country’s tax rules and rates. The Funds or its agent file withholding tax reclaims in certain jurisdictions to recover certain amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. Professional fees paid to those that provide assistance in receiving the tax reclaims, which generally are contingent upon successful receipt of reclaimed amounts, are recorded in Professional Fees, if applicable, on the Statement of Operations, if applicable, once the amounts are due. The professional fees related to pursuing these tax reclaims are not subject to the Adviser’s expense limitation agreement.

Security transactions, dividend and investment income — Security transactions are accounted for on trade date basis for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recognized on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date. Purchase discounts and premiums on debt securities are accreted and amortized to maturity and included in interest income. Certain dividends from foreign securities will be recorded as soon as the Funds are informed of the dividend, net of withholding taxes, if such information is obtained subsequent to the ex-dividend date.

Gallery Trust	April 30, 2026

(Unaudited)

NOTES TO FINANCIAL STATEMENTS (continued)

Foreign currency translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statements of Operations.

Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid.

Forward Foreign Currency Contracts — The Funds may enter into forward foreign currency contracts as hedges against either specific transactions, fund positions or anticipated fund positions. The Funds may also engage in currency transactions to enhance the Funds’ returns. All commitments are “marked-to-market” daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. The Funds realize gains and losses at the time forward contracts are closed. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the period are recognized as ordinary income or loss for Federal income tax purposes. The Funds could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Finally, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities. Refer to each Fund’s Schedule of Investments for details regarding open forward foreign currency contracts as of April 30, 2026, if applicable.

To reduce counterparty risk with respect to Over-the-Counter (“OTC”) transactions, the Funds have entered into netting arrangements, established within the Funds’ International Swap and Derivatives Association, Inc. (“ISDA”) master agreements, which allow the Funds to make (or to have an entitlement to receive) a single net payment in the event of default (close-out netting) for outstanding payables and receivables with respect to certain OTC positions in forward foreign currency contracts for each individual counterparty. In addition, the Funds may require that certain counterparties post cash and/or securities in collateral accounts to cover their net payment obligations for those derivative contracts subject to ISDA master agreements. If the counterparty fails to perform under these contracts and agreements, the cash and/or securities will be made available to the Funds.

Gallery Trust	April 30, 2026

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NOTES TO FINANCIAL STATEMENTS (continued)

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral terms are contract specific for OTC derivatives. For derivatives traded under an ISDA master agreement, the collateral requirements are typically calculated by netting the mark to market amount of each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds or the counterparty.

For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Funds, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged as collateral. Non-cash collateral pledged by the Funds, if any, is noted in the Schedule of Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has to be made. To the extent amounts due to the Funds from their counterparties are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty nonperformance.

Dividends and distributions to shareholders — The International Fund, Emerging Markets Fund, Global Listed Infrastructure Fund, and Global Equity Value Fund distribute their net investment income at least annually. For each Fund, net realized capital gains, if any, are distributed at least annually. All distributions are recorded on ex-dividend date.

Expenses — Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the funds based on the number of funds and/or relative daily net assets.

Investments in REITs — Dividend income from Real Estate Investment Trusts (“REIT”) is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are determined by each REIT only after its fiscal year-end, and may differ from the estimated amounts.

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NOTES TO FINANCIAL STATEMENTS (continued)

Segment Reporting — The Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of this standard impacted financial statement disclosures only and did not affect the Funds’ financial positions or the results of their operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Funds’ Principal Executive Officer and Principal Financial Officer act as the Funds’ CODM. The Funds represent a single operating segment, as the CODM monitors the operating results of the Funds as a whole and the Funds’ long-term strategic asset allocation is predetermined in accordance with the Funds’ single investment objective which is executed by the Funds’ portfolio manager. The financial information in the form of the Funds’ schedules of investments, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Funds’ comparative benchmarks and to make resource allocation decisions for the Funds’ single segment, is consistent with that presented within the Funds’ financial statements. Segment assets are reflected on the accompanying Statements of Assets and Liabilities as “Total Assets” and significant segment expenses are listed on the accompanying Statements of Operations.

3. Transactions with affiliates

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

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NOTES TO FINANCIAL STATEMENTS (continued)

A portion of the services provided by the CCO and his staff, who are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s advisors and service providers, as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

4. Administration, Custodian and Transfer Agent Agreements

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides administrative services to the Funds. For these services, the Administrator is paid an asset based fee, which will vary depending on the number of share classes and the average daily net assets of the Funds. For the period ended April 30, 2026, the amounts paid for these services are represented in the table below:

Accounting and Administration Fees
International Value Equity Fund	$ 453,932
Emerging Markets Value Equity Fund	9,099
Global Listed Infrastructure Fund	1,030
Global Equity Value Fund	152,745

Expenses incurred under the agreements are shown on the Statements of Operations as “Accounting and administration fees”.

Brown Brothers Harriman & Co., (the “Custodian”) serves as the Funds’ Custodian pursuant to a custody agreement. Apex Fund Services (the “Transfer Agent”) serves as the Funds’ Transfer Agent pursuant to a transfer agency agreement.

5. Investment Advisory Agreement

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Funds. The Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate for each fund. The table below shows the rate of each Fund’s investment advisory fee.

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NOTES TO FINANCIAL STATEMENTS (continued)
Advisory Fee
International Value Equity Fund	0.65%
Emerging Markets Value Equity Fund	0.75%
Global Listed Infrastructure Fund	0.85%
Global Equity Value Fund	0.65%

The Adviser has contractually agreed to reduce its fees and/or reimburse expenses to the extent necessary to keep total annual Fund operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and non-routine (collectively “excluded expenses”)) from exceeding the below percentages of the average daily net assets of the Funds until February 28, 2028 (the “Expense Limitation”). Refer to waiver of investment advisory fees and the Reimbursement from Investment Adviser on the Statements of Operations for fees waived and expenses reimbursed for the period ended April 30, 2026.

Expense Limitation
International Value Equity Fund	0.74%
Emerging Markets Value Equity Fund	0.92%
Global Listed Infrastructure Fund	0.95%
Global Equity Value Fund	0.74%

This agreement may be terminated: (i) by the Board for any reason at any time, or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on February 28, 2028.

Refer to waiver of investment advisory fees on the Statements of Operations for fees waived for the period ended April 30, 2026. The Adviser may recover all or a portion of its fee reductions or expense reimbursements, up to the expense cap in place at the time the expenses were waived, within a three-year period from the year in which it reduced its fee or reimbursed expenses if the Funds’ total annual fund operating expenses are below the Expense Limitation. This agreement may be terminated by the Board for any reason at any time, or by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on February 28, 2028. During the period ended April 30, 2026, there has been no recoupment of previously waived and reimbursed fees. As of April 30, 2026, the fees which were previously waived by the Adviser which may be subject to possible future recapture, are as follows:

Gallery Trust	April 30, 2026
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NOTES TO FINANCIAL STATEMENTS (continued)

	Expiring 2027	Expiring 2028	Expiring 2029	Total
International Value Equity Fund	$440,750	$566,591	$510,036	$1,517,377
Emerging Markets Value Equity Fund	88,299	121,317	125,684	335,300
Global Listed Infrastructure Fund	90,544	92,165	105,756	288,465
Global Equity Value Fund	152,617	213,367	251,418	617,402

6. Investment transactions

The cost of purchases and proceeds from security sales other than long-term U.S. Government and short-term securities for the period ended April 30, 2026, are as follows:

				U.S.
			U.S.	Government
		Sales and	Government	Sales and
	Purchases	Maturities	Purchases	Maturities
International Value Equity Fund	$150,308,049	$262,791,729	$—	$—
Emerging Markets Value Equity Fund	3,816,379	7,113,493	—	—
Global Listed Infrastructure Fund	353,846	509,832	—	—
Global Equity Value Fund	84,779,785	73,779,572	—	—

7. Federal tax information

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income/(loss) and net realized gain/(loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to distributable earnings or paid-in capital, as appropriate, in the period that the differences arise.

The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Funds. Income dividends and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These differences are primarily due to differing treatments for wash sale loss deferrals, investments in PFICs and forwards. Distributions during the years ended October 31, 2025 and October 31, 2024, unless otherwise noted, were as follows:

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NOTES TO FINANCIAL STATEMENTS (continued)

	Ordinary Income	Long-Term Capital Gain	Total
International Value Equity Fund
2025	$35,416,918	$30,660,806	$66,077,724
2024	26,360,330	2,677,473	29,037,803
Emerging Markets Value Equity Fund
2025	627,572	–	627,572
2024	610,646	–	610,646
Global Listed Infrastructure Fund
2025	58,358	19,432	77,790
2024	59,032	35,925	94,957
Global Equity Value Fund
2025	3,550,906	8,301,020	11,851,926
2024	3,041,860	–	3,041,860

As of October 31, 2025, the components of Distributable Earnings (Accumulated Losses) on a tax basis were as follows:

	International Value Equity Fund	Emerging Markets Value Equity Fund
Undistributed Ordinary Income	$46,485,729	$793,694
Undistributed Long-Term Capital Gain	61,352,234	–
Capital Loss Carryforwards	–	(106,100,944)
Unrealized Appreciation	134,160,373	4,433,217
Other Temporary Differences	(2,855)	(6)
Total Distributable Earnings (Accumulated Losses)	$241,995,481	$(100,874,039)

	Global Listed Infrastructure Fund	Global Equity Value Fund
Undistributed Ordinary Income	$70,947	$12,201,525
Undistributed Long-Term Capital Gain	90,232	16,078,026
Unrealized Appreciation	248,632	47,737,341
Other Temporary Differences	–	385
Total Distributable Earnings	$409,811	$76,017,277

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NOTES TO FINANCIAL STATEMENTS (continued)

Capital losses that are carried forward will retain their character as either short-term or long-term capital losses. The Funds have capital losses carried forward as follows:

Total*
Emerging Markets Value Equity Fund	$106,100,944

*	The utilization of this amount is subject to significant limitation under IRC section 382-384.

During the year ended October 31, 2025, the Funds utilized capital loss carryforwards to offset capital gains amounting to:

Total
Emerging Markets Value Equity Fund	$635,066

For Federal income tax purposes the difference between Federal tax cost and book cost primarily relates to passive foreign investment companies, foreign capital gains tax, and wash sales. The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments held by the Funds at April 30, 2026, were as follows:

	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
International Value Equity Fund	$858,702,412	$252,688,817	($39,258,067)	$213,430,750
Emerging Markets Value Equity Fund	15,775,486	6,994,947	(800,155)	6,194,792
Global Listed Infrastructure Fund	1,959,877	585,194	(17,123)	568,071
Global Equity Value Fund	320,404,672	75,595,923	(18,944,120)	56,651,803

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NOTES TO FINANCIAL STATEMENTS (continued)

8. Share transactions

The share transactions are shown below:

	Mondrian International Value Equity Fund
	Six-month period ended April 30, 2026 (Unaudited)	Year ended October 31, 2025
Shares transactions:

Institutional Class shares
Issued	2,423,556	13,138,124
Reinvestment of dividends	4,590,738	3,553,263
Redeemed	(7,539,124)	(13,318,333)
Net increase/(decrease) in shares outstanding	(524,830)	3,373,054

	Mondrian Emerging Markets Value Equity Fund
	Six-month period ended April 30, 2026 (Unaudited)	Year ended October 31, 2025
Shares transactions:

Institutional Class shares
Issued	93,107	184,494
Reinvestment of dividends	80,765	84,914
Redeemed	(370,822)	(635,377)
Net decrease in shares outstanding	(196,950)	(365,969)

	Mondrian Global Listed Infrastructure Fund
	Six-month period ended April 30, 2026 (Unaudited)	Year ended October 31, 2025
Shares transactions:

Institutional Class shares
Issued	5,028	—
Reinvestment of dividends	94,909	7,649
Redeemed	(2,034)	—
Net increase in shares outstanding	97,903	7,649

Gallery Trust	April 30, 2026
(Unaudited)

NOTES TO FINANCIAL STATEMENTS (continued)

	Mondrian Global Equity Value Fund
	Six-month period ended April 30, 2026 (Unaudited)	Year ended October 31, 2025
Shares transactions:

Institutional Class shares
Issued	1,821,096	7,416,332
Reinvestment of dividends	1,734,797	848,361
Redeemed	(1,275,659)	(3,483,951)
Net increase in shares outstanding	2,280,234	4,780,742

9. Risks associated with financial instruments

As with all mutual funds, there is no guarantee that the Funds will achieve their investment objectives. You could lose money by investing in the Funds. A Fund share is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risk factors affecting shareholders’ investments in the Funds are set forth below.

Active Management Risk (All Funds)

The Funds are subject to the risk that the Adviser’s judgments about the attractiveness, value, or potential appreciation of the Funds’ investments may prove to be incorrect. If the investments selected and strategies employed by the Funds fail to produce the intended results, the Funds could underperform in comparison to its benchmark index or other funds with similar objectives and investment strategies.

Convertible Securities Risk (All Funds)

The value of a convertible security is influenced by changes in interest rates (with investment value declining as interest rates increase and increasing as interest rates decline) and the credit standing of the issuer. The price of a convertible security will also normally vary in some proportion to changes in the price of the underlying common stock because of the conversion or exercise feature.

Corporate Fixed Income Securities Risk (International Value Equity Fund, Global Listed Infrastructure Fund and Global Equity Value Fund)

Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers.

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NOTES TO FINANCIAL STATEMENTS (continued)

Depositary Receipts Risk (Emerging Markets Value Equity Fund, Global Listed Infrastructure Fund and Global Equity Value Fund)

Investments in depositary receipts may be less liquid and more volatile than the underlying securities in their primary trading market. If a depositary receipt is denominated in a different currency than its underlying securities, the Funds will be subject to the currency risk of both the investment in the depositary receipt and the underlying security. Holders of depositary receipts may have limited or no rights to take action with respect to the underlying securities or to compel the issuer of the receipts to take action. The prices of depositary receipts may differ from the prices of securities upon which they are based. Certain of the depositary receipts in which the Funds invest may be unsponsored depositary receipts. Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts. Unsponsored depositary receipts are issued by one or more depositaries in response to market demand, but without a formal agreement with the company that issues the underlying securities.

Derivatives Risk (All Funds)

The Funds’ use of forward contracts and participatory notes is subject to market risk, correlation risk, credit risk, valuation risk and liquidity risk. Market risk is described elsewhere in this section. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly or at all with the underlying asset, rate or index. Credit risk is the risk that the counterparty to a derivative contract will default or otherwise become unable to honor a financial obligation. Valuation risk is the risk that the derivative may be difficult to value. Liquidity risk is described elsewhere in this section. The Funds’ use of forwards is also subject to leverage risk and hedging risk. Leverage risk is the risk that the use of leverage may amplify the effects of market volatility on the Funds’ share price and may also cause the Funds to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy their obligations. Hedging risk is the risk that derivatives instruments used for hedging purposes may also limit any potential gain that may result from the increase in value of the hedged asset. To the extent that the Funds engage in hedging strategies, there can be no assurance that such strategy will be effective or that there will be a hedge in place at any given time. Each of these risks could cause the Funds to lose more than the principal amount invested in a derivative instrument.

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NOTES TO FINANCIAL STATEMENTS (continued)

Emerging Markets Securities Risk (All Funds)

The Funds’ investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

Equity Risk (All Funds)

Since it purchases equity securities, the Funds are subject to the risk that stock prices may fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Funds’ securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Funds.

Exchange-Traded Funds Risk (Emerging Markets Value Equity Fund)

ETFs are pooled investment vehicles, such as registered investment companies and grantor trusts, whose shares are listed and traded on U.S. and non-U.S. stock exchanges or otherwise traded in the over-the-counter market. To the extent that the Fund invests in ETFs, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities in which the ETF invests, and the value of the Fund’s investment will fluctuate in response to the performance of the ETF’s holdings. ETFs typically incur fees that are separate from those of the Fund. Accordingly, the Fund’s investments in ETFs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the ETFs’ operating expenses, in addition to paying Fund expenses.

Gallery Trust	April 30, 2026

(Unaudited)

NOTES TO FINANCIAL STATEMENTS (continued)

Fixed Income Risk (International Value Equity Fund, Global Listed Infrastructure Fund and Global Equity Value Fund)

Fixed income securities are subject to a number of risks, including credit and interest rate risks. Credit risk is the risk that the issuer or obligor will not make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Funds’ investment in that issuer. Interest rate risk is the risk that the value of a fixed income security will fall when interest rates rise. In general, the longer the maturity of a fixed income security, the more likely its value will decline when interest rates rise.

Foreign Company Risk (All Funds)

Investing in foreign companies, including direct investments and investments through depositary receipts, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the U.S. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the “SEC”) and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Funds may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the Funds’ portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Funds to sell such investments at inopportune times, which could result in losses to the Funds. While depositary receipts provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in depositary receipts continue to be subject to many of the risks associated with investing directly in foreign securities.

Foreign Currency Risk (All Funds)

As a result of the Funds’ investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Funds will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Funds would be adversely affected.

Gallery Trust	April 30, 2026 (Unaudited)

NOTES TO FINANCIAL STATEMENTS (continued)

Foreign Government Agencies Risk (International Value Equity Fund, Global Listed Infrastructure Fund and Global Equity Value Fund)

Bonds issued by government agencies, subdivisions or instrumentalities of foreign governments are generally backed only by the general creditworthiness and reputation of the entity issuing the bonds and may not be backed by the full faith and credit of the foreign government. Moreover, a foreign government that explicitly provides its full faith and credit to a particular entity may be, due to changed circumstances, unable or unwilling to provide that support. A foreign government agency’s operations and financial condition are influenced by the foreign government’s economic and other policies.

Foreign Sovereign Debt Securities Risk (International Value Equity Fund, Global Listed Infrastructure Fund and Global Equity Value Fund)

The Funds’ investments in foreign sovereign debt securities are subject to the risks that: (i) the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or interest when it becomes due, due to factors such as debt service burden, political constraints, cash flow problems and other national economic factors; (ii) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling or additional lending to defaulting governments; and (iii) there is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part.

Geographic Focus Risk (Global Listed Infrastructure Fund and Global Equity Value Fund)

To the extent that a Fund focuses its investments in a particular country or geographic region, the Fund may be more susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within that country or geographic region. As a result, the Funds may be subject to greater price volatility and risk of loss than a fund holding more geographically diverse investments.

High Yield Bond Risk (Global Listed Infrastructure Fund and Global Equity Value Fund)

High yield, or “junk,” bonds are debt securities rated below investment grade. High yield bonds are speculative, involve greater risks of default, downgrade, or price declines and are more volatile and tend to be less liquid than investment-grade securities. Companies issuing high yield bonds are less financially strong, are more likely to encounter financial difficulties, and are more vulnerable to adverse market events and negative sentiments than companies with higher credit ratings.

Gallery Trust	April 30, 2026 (Unaudited)

NOTES TO FINANCIAL STATEMENTS (continued)

Industry Concentration Risk (Global Listed Infrastructure Fund)

The Fund concentrates its investments in infrastructure companies. Concentration in particular industries subjects the Fund to the risks associated with those industries. As a result, the Fund may be subject to greater price volatility and risk of loss as a result of adverse economic, business or other developments affecting those industries than funds investing in a broader range of industries.

Infrastructure Company Risk (Global Listed Infrastructure Fund)

Infrastructure companies are subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs, costs associated with environmental and other regulations, difficulty in raising capital in adequate amounts on reasonable terms in periods of high inflation or unsettled capital markets, the effects of economic slowdown and surplus capacity, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies, service interruption due to environmental, operational or other mishaps, and other factors. Additionally, infrastructure entities may be subject to regulation by various governmental authorities and may also be affected by governmental regulation of rates charged to customers; the imposition of special tariffs and changes in tax laws, regulatory policies and accounting standards; nationalization; and general changes in market sentiment towards infrastructure assets.

Investment Style Risk (All Funds)

The Funds pursue a “value style” of investing. Value investing focuses on companies with stocks that appear undervalued to the Adviser in light of factors such as the company’s earnings, book value, revenues or cash flow. The Adviser’s methodology for analyzing value may differ from other market approaches. If the Adviser’s assessment of market conditions, or a company’s value or its prospects for exceeding earnings expectations is inaccurate, the Funds could suffer losses or produce poor performance relative to other funds. In addition, “value stocks” can continue to be undervalued by the market for long periods of time.

Gallery Trust	April 30, 2026 (Unaudited)

NOTES TO FINANCIAL STATEMENTS (continued)

Large-Capitalization Company Risk (International Value Equity Fund, Global Listed Infrastructure Fund and Global Equity Value Fund)

The large-capitalization companies in which the Funds may invest may lag the performance of smaller capitalization companies because large-capitalization companies may experience slower rates of growth than smaller capitalization companies and may not respond as quickly to market changes and opportunities.

Large Purchase and Redemption Risk (All Funds)

Large purchases or redemptions of the Funds’ shares may force the Funds to purchase or sell securities at times when it would not otherwise do so, and may cause the Funds’ portfolio turnover rate and transaction costs to rise, which may negatively affect the Funds’ performance and have adverse tax consequences for Fund shareholders.

Liquidity Risk (All Funds)

Certain securities may be difficult or impossible to sell at the time and the price that the Funds would like. The Funds may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on Fund management or performance.

Market Risk (All Funds)

The prices of and the income generated by the Funds’ securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Funds invest, which in turn could negatively impact the Funds’ performance and cause losses on your investment in the Funds.

MLPs Risk (Global Listed Infrastructure Fund and Global Equity Value Fund)

MLPs are limited partnerships in which the ownership units are publicly traded. MLPs often own several properties or businesses (or own interests) that are related to oil and gas industries or other natural resources, but they also may finance other projects. To the extent that an MLP’s interests are all in a particular industry, such as the energy industry, the MLP will be negatively impacted by economic events adversely impacting that industry. Additional risks of investing in an MLP also include those involved in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be fewer protections afforded to investors in an MLP than investors in a corporation; for example, investors in MLPs may have limited voting rights or be liable under certain circumstances for amounts greater than the amount of their investment. In addition, MLPs may be subject to state taxation in certain jurisdictions which will have the effect of reducing the amount of income paid by the MLP to its investors. A Fund’s investment in MLPs may result in the layering of expenses, such that shareholders will indirectly bear a proportionate share of the MLPs’ operating expenses, in addition to paying Fund expenses.

Gallery Trust	April 30, 2026 (Unaudited)

NOTES TO FINANCIAL STATEMENTS (continued)

Energy companies are affected by worldwide energy prices and costs related to energy production. These companies may have significant operations in areas at risk of natural disasters, social unrest and environmental damage. These companies may also be at risk of increased government regulation and intervention, energy conservation efforts, litigation and negative publicity and perception.

Non-Diversification Risk (Global Equity Value Fund)

The Global Equity Value Fund is classified as “non-diversified,” which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund. To the extent the Fund invests its assets in a smaller number of issuers, the Fund will be more susceptible to negative events affecting those issuers than a diversified fund.

Portfolio Turnover Risk (Emerging Markets Value Equity Fund and Global Listed Infrastructure Fund)

Due to their investment strategies, the Funds may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

Preferred Stocks Risk (International Value Equity Fund, Global Listed Infrastructure Fund and Global Equity Value Fund)

Preferred stocks are sensitive to interest rate changes, and are also subject to equity risk, which is the risk that stock prices will fall over short or extended periods of time. The rights of preferred stocks on the distribution of a company’s assets in the event of a liquidation are generally subordinate to the rights associated with a company’s debt securities.

Gallery Trust	April 30, 2026 (Unaudited)

NOTES TO FINANCIAL STATEMENTS (continued)

Private Placements Risk (Global Listed Infrastructure Fund and Global Equity Value Fund)

Investment in privately placed securities may be less liquid than in publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Funds or less than what may be considered the fair value of such securities. Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that might be applicable if their securities were publicly traded.

REITs Risk (Global Listed Infrastructure Fund and Global Equity Value Fund)

REITs are pooled investment vehicles that own, and usually operate, income-producing real estate. REITs are susceptible to the risks associated with direct ownership of real estate, such as the following: declines in property values; increases in property taxes, operating expenses, interest rates or competition; overbuilding; zoning changes; and losses from casualty or condemnation. REITs typically incur fees that are separate from those of the Funds. Accordingly, the Funds’ investments in REITs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the REITs’ operating expenses, in addition to paying Fund expenses. REIT operating expenses are not reflected in the fee table and example in this prospectus.

Rights and Warrants Risk (International Value Equity Fund, Global Listed Infrastructure Fund and Global Equity Value Fund)

Investments in rights or warrants involve the risk of loss of the purchase value of a right or warrant if the right to subscribe to additional shares is not exercised prior to the right’s or warrant’s expiration. Also, the purchase of rights and/or warrants involves the risk that the effective price paid for the right and/or warrant added to the subscription price of the underlying security may exceed the market price of the underlying security in instances such as those where there is no movement in the price of the underlying security.

Risks of Investing in Other Investment Companies (Global Listed Infrastructure Fund and Global Equity Value Fund)

To the extent the Funds invest in other investment companies, such as open-end funds, closed-end funds and ETFs, the Funds will be subject to substantially the same risks as those associated with the direct ownership of the securities held by such other investment companies. As a shareholder of another investment company, the Funds rely on that investment company to achieve its investment objective. If the investment company fails to achieve its objective, the value of the Funds’ investment could decline, which could adversely affect the Funds’ performance. By investing in another investment company, Fund shareholders indirectly bear the Funds’ proportionate share of the fees and expenses of the other investment company, in addition to the fees and expenses that Fund shareholders directly bear in connection with the Funds’ own operations.

Gallery Trust	April 30, 2026 (Unaudited)

NOTES TO FINANCIAL STATEMENTS (continued)

Because ETFs and certain closed-end funds are listed on national stock exchanges and are traded like stocks listed on an exchange, their shares potentially may trade at a discount or premium. Investments in ETFs and certain closed-end funds are also subject to brokerage and other trading costs, which could result in greater expenses to the Funds. In addition, because the value of ETF and certain closed-end fund shares depends on the demand in the market, the Adviser may not be able to liquidate the Funds’ holdings at the most optimal time, which could adversely affect Fund performance.

Small- and Mid-Capitalization Company Risk (International Value Equity Fund, Global Listed Infrastructure Fund and Global Equity Value Fund)

The small- and mid-capitalization companies that the Funds invest in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in small- and mid-capitalization companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-capitalization stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

Stock Connect Investing Risk (Emerging Markets Value Equity Fund, Global Listed Infrastructure Fund and Global Equity Value Fund)

Trading through Stock Connect is subject to a number of restrictions that may affect the Funds’ investments and returns, including a daily quota that limits the maximum net purchases under Stock Connect each day. In addition, investments made through Stock Connect are subject to relatively untested trading, clearance and settlement procedures. Moreover, A-Shares purchased through Stock Connect generally may only be sold or otherwise transferred through Stock Connect. The Funds’ investments in A-Shares purchased through Stock Connect are generally subject to Chinese securities regulations and listing rules. While overseas investors currently are exempt from paying capital gains or value added taxes on income and gains from investments in A-Shares purchased through Stock Connect, these tax rules could be changed, which could result in unexpected tax liabilities for the Funds. Stock Connect operates only on days when both the Chinese and Hong Kong markets are open for trading and when banks in both markets are open on the corresponding settlement days. Therefore, the Funds may be subject to the risk of price fluctuations of A-Shares when Stock Connect is not trading.

Gallery Trust	April 30, 2026 (Unaudited)

NOTES TO FINANCIAL STATEMENTS (continued)

Supranational Entities Risk (International Value Equity Fund)

Government members, or “stockholders,” usually make initial capital contributions to a supranational entity and in many cases are committed to make additional capital contributions if the supranational entity is unable to repay its borrowings. There is no guarantee, however, that one or more stockholders of the supranational entity will continue to make any necessary additional capital contributions. If such contributions are not made, the entity may be unable to pay interest or repay principal on its debt securities, and the Fund may lose money on such investments.

U.S. Government Securities Risk (Global Listed Infrastructure Fund and Global Equity Value Fund)

The Funds’ investment in U.S. government obligations may include securities issued or guaranteed as to principal and interest by the U.S. government, or its agencies or instrumentalities. Payment of principal and interest on U.S. government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. There can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so. In addition, U.S. government securities are not guaranteed against price movements due to changing interest rates.

10. Indemnifications

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

Gallery Trust	April 30, 2026 (Unaudited)

NOTES TO FINANCIAL STATEMENTS (continued)

11. Borrowing from banks

The Funds have access to custodian overdraft facilities. A Fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed on the fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate. For the period ended April 30, 2026, none of the Funds incurred any interest expense.

12. Concentration of Shareholders

At April 30, 2026, the percentage of total shares outstanding held by a limited number of shareholders owning 10% or greater aggregate total shares for each Fund, which were comprised of omnibus accounts that were held on behalf of various individual shareholders was as follows:

	No. of Shareholders	% Ownership
International Value Equity Fund	3	54%
Emerging Markets Value Equity Fund	2	77%
Global Listed Infrastructure Fund	1	98%
Global Equity Value Fund	2	88%

13. Recent Accounting Pronouncement

The Funds adopted FASB Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. Adoption of ASU 2023-09 impacted financial statement disclosures only and did not affect any Funds’ financial position or the results of their operations.

14. Subsequent events

The Funds have evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financials were issued. Effective April 14, 2026, the Board approved the liquidation of the Global Listed Infrastructure Fund and was liquidated effective May 13, 2026.

Based on this evaluation, no disclosures and/or adjustments were required to the financial statements.

Gallery Trust	April 30, 2026 (Unaudited)

OTHER INFORMATION (FORM N-CSRS ITEMS 8-11)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid by the company during the period covered by the report to the Trustees on the company’s Board of Trustees is disclosed within the Statement(s) of Operations of the financial statements (Item 7).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Funds’ advisory agreement (the “Agreement”) must be renewed at least annually after its initial two-year term: (i) by the vote of the Board of Trustees (the “Board” or the “Trustees”) of Gallery Trust (the “Trust”) or by a vote of a majority of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such renewal.

A Board meeting was held on December 3–4, 2025 to decide whether to renew the Agreement for an additional one-year term. In preparation for the meeting, the Trustees requested that the Adviser furnish information necessary to evaluate the terms of the Agreement. Prior to the meeting, the Independent Trustees of the Funds met to review and discuss the information provided and submitted a request for additional information to the Adviser, and information was provided in response to this request. The Trustees used this information, as well as other information that the Adviser and other service providers of the Funds presented or submitted to the Board at the meeting and other meetings held during the prior year, to help them decide whether to renew the Agreement for an additional year.

Specifically, the Board requested and received written materials from the Adviser and other service providers of the Funds regarding: (i) the nature, extent and quality of the Adviser’s services; (ii) the Adviser’s investment management personnel; (iii) the Adviser’s operations and financial condition; (iv) the Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Funds’ advisory fees paid to the Adviser and overall fees and operating expenses compared with peer groups of mutual funds; (vi) the level of the Adviser’s profitability from its relationship with the Funds, including both direct and indirect benefits accruing to the Adviser and its affiliates; (vii) the Adviser’s potential economies of scale; (viii) the Adviser’s compliance program, including a description of material compliance matters and material compliance violations; (ix) the Adviser’s policies on and compliance procedures for personal securities transactions; and (x) the Funds’ performance compared with peer groups of mutual funds and the Funds’ benchmark indices.

Gallery Trust	April 30, 2026 (Unaudited)

OTHER INFORMATION (FORM N-CSRS ITEMS 8-11)

Representatives from the Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the Board meeting to help the Trustees evaluate the Adviser’s services, fees and other aspects of the Agreement. The Independent Trustees received advice from independent counsel and met in executive sessions outside the presence of Fund management and the Adviser.

At the Board meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser and other service providers of the Funds, renewed the Agreement. In considering the renewal of the Agreement, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services provided by the Adviser; (ii) the investment performance of the Funds and the Adviser; (iii) the costs of the services provided and profits realized by the Adviser from its relationship with the Funds, including both direct and indirect benefits accruing to the Adviser and its affiliates; (iv) the extent to which economies of scale are being realized by the Adviser; and (v) whether fee levels reflect such economies of scale for the benefit of Fund investors, as discussed in further detail below.

Nature, Extent and Quality of Services Provided by the Adviser

In considering the nature, extent and quality of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Funds, including the quality and continuity of the Adviser’s portfolio management personnel, the resources of the Adviser, and the Adviser’s compliance history and compliance program. The Trustees reviewed the terms of the Agreement. The Trustees also reviewed the Adviser’s investment and risk management approaches for the Funds. The most recent investment adviser registration form (“Form ADV”) for the Adviser was available to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the investment advisory services provided by the Adviser to the Funds.

The Trustees also considered other services provided to the Funds by the Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Funds’ investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services provided to the Funds by the Adviser were sufficient to support renewal of the Agreement.

Gallery Trust	April 30, 2026 (Unaudited)

OTHER INFORMATION (FORM N-CSRS ITEMS 8-11)

Investment Performance of the Funds and the Adviser

The Board was provided with regular reports regarding the Funds’ performance over various time periods. The Trustees also reviewed reports prepared by the Funds’ administrator comparing the Funds’ performance to their benchmark indices and peer groups of mutual funds as classified by Lipper, an independent provider of investment company data, over various periods of time. Representatives from the Adviser provided information regarding and led discussions of factors impacting the performance of the Funds, outlining current market conditions and explaining their expectations and strategies for the future. The Trustees determined that the Funds’ performance was satisfactory, or, where the Funds’ performance was materially below their benchmarks and/or peer groups, the Trustees were satisfied by the reasons for the underperformance and/or the steps taken by the Adviser in an effort to improve the performance of the Funds. Based on this information, the Board concluded, within the context of its full deliberations, that the investment results that the Adviser had been able to achieve for the Funds were sufficient to support renewal of the Agreement.

Costs of Advisory Services, Profitability and Economies of Scale

In considering the advisory fees payable by the Funds to the Adviser, the Trustees reviewed, among other things, a report of the advisory fees paid to the Adviser. The Trustees also reviewed reports prepared by the Funds’ administrator comparing the Funds’ net and gross expense ratios and advisory fees to those paid by peer groups of mutual funds as classified by Lipper. The Trustees reviewed the management fees charged by the Adviser to other clients with comparable mandates. The Trustees considered any differences in management fees and took into account the respective demands, resources and complexity associated with the Funds and other client accounts as well as the extensive regulatory, compliance and tax regimes to which the Funds are subject. The Board concluded, within the context of its full deliberations, that the advisory fees were reasonable in light of the nature and quality of the services rendered by the Adviser.

The Trustees reviewed the costs of services provided by and the profits realized by the Adviser from its relationship with the Funds, including both direct benefits and indirect benefits, such as research and brokerage services received under soft dollar arrangements, accruing to the Adviser and its affiliates. The Trustees considered how the Adviser’s profitability was affected by factors such as its organizational structure and method for allocating expenses. The Trustees concluded that the profit margins of the Adviser with respect to the management of the Funds were not unreasonable. The Board also considered the Adviser’s commitment to managing the Funds and its willingness to continue its expense limitation and fee waiver arrangements with the Funds.

Gallery Trust	April 30, 2026 (Unaudited)

OTHER INFORMATION (FORM N-CSRS ITEMS 8-11)

The Trustees considered the Adviser’s views relating to economies of scale in connection with the Funds as Fund assets grow and the extent to which the benefits of any such economies of scale are shared with the Funds and Fund shareholders. The Board considered the existence of any economies of scale and whether those were passed along to the Funds’ shareholders through a graduated advisory fee schedule or other means, including fee waivers. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board concluded that the advisory fees were reasonable in light of the information that was provided to the Trustees by the Adviser with respect to economies of scale.

Renewal of the Agreement

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Agreement, including the fees payable thereunder, were fair and reasonable and agreed to renew the Agreement for another year. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

FUND INFORMATION
Registered office	P.O. Box 588 Portland, Maine 04112

Adviser	Mondrian Investment Partners Limited 10 Gresham Street, 5th Floor London, England EC2V 7JD

Distributor	SEI Investments Distribution Co. One Freedom Valley Drive Oaks, Pennsylvania 19456

Administrator	SEI Investments Global Funds Services One Freedom Valley Drive Oaks, Pennsylvania 19456

Legal Counsel	Morgan, Lewis & Bockius LLP 2222 Market Street Philadelphia, Pennsylvania 19103

Custodian	Brown Brothers Harriman & Co 40 Water Street Boston, Massachusetts 02109

Transfer Agent	Apex Fund Services Three Canal Plaza Portland, Maine 04101

Independent Registered Public Accounting Firm	PricewaterhouseCoopers LLP 2001 Market Street Philadelphia, Pennsylvania 19103

MON-SA-001-1100

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included under Item 7.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 16. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

(b) There has been no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), are filed herewith.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Gallery Trust

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date: July 6, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date: July 6, 2026

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger
Principal Financial Officer

Date: July 6, 2026